Average Annual Total Returns{- Fidelity Europe Fund} - 10.31 Targeted International Funds Retail Combo PRO-16 - Fidelity Europe Fund	Fidelity Europe Fund Return Before Taxes Past 1 year	Fidelity Europe Fund Return Before Taxes Past 5 years	Fidelity Europe Fund Return Before Taxes Past 10 years	Fidelity Europe Fund After Taxes on Distributions Past 1 year	Fidelity Europe Fund After Taxes on Distributions Past 5 years	Fidelity Europe Fund After Taxes on Distributions Past 10 years	Fidelity Europe Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Europe Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Europe Fund After Taxes on Distributions and Sales Past 10 years	MS002 Past 1 year	MS002 Past 5 years	MS002 Past 10 years
Total	24.35%	5.54%	5.72%	22.07%	4.36%	5.02%	15.66%	4.19%	4.61%	24.13%	5.33%	5.44%